Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Property, Plant and Equipment [Table Text Block]
	September 30,	December 31,
	2013	2012
Troy:
Property acquisition and development costs	$17,506	$17,506
Plant and equipment	17,904	18,387
Buildings and structures	5,685	5,553
	41,095	41,446
Rock Creek:
Property acquisition costs	34,976	34,976

Other, corporate	4,330	4,330
Other, mineral properties	118	118
	80,519	80,870
Accumulated depreciation and depletion:
Troy Property acquisition and development costs	(7,332)	(7,332)
Troy plant and equipment	(6,819)	(7,416)
Troy buildings and structures	(1,630)	(1,630)
	(15,781)	(16,378)
Other corporate assets	(159)	(135)
	(15,940)	(16,513)
	$64,579	$64,357

Schedule of Mineral Property, Plant and Equipment [Table Text Block]
	2012	2011

Troy:
Mineral reserves and development costs	$17,506	$13,591
Plant and equipment	18,387	14,461
Buildings and structures	5,553	4,042
	41,446	32,094
Rock Creek:
Mineral reserves	34,976	34,972

Other, corporate	4,330	4,286
Other, mineral properties	118	118
	80,870	71,470
Accumulated depreciation and depletion:
Troy property acquisition and development costs	(7,332)	(6,338)
Troy plant and equipment	(7,416)	(6,167)
Troy buildings and structures	(1,630)	(1,260)
	(16,378)	(13,765)
Other corporate assets	(135)	(103)
	(16,513)	(13,868)
	$64,357	$57,602